UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2003

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Peconic Management Co., Inc.
Address:    P.O. Box 302
            Mount Kisco, New York  10549

Form 13F File Number:    28-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rodney Hatch
Title:    Chief Administrative Officer
Phone:    (914) 241-7865

Signature, Place, and Date of Signing:

    /s/ Rodney Hatch          Bedford Corners, NY         2/17/04
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       93

Form 13F Information Table Value Total:       $35,164 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2   Column 3      Column 4          Column 5          Column 6  Column 7        Column 8
--------                     --------  ----------     ---------  -----------------------  --------  -------- -----------------------
                                                                                                                      Voting
                                                                  Shares                                             Authority
                               Title                     Value      or              Put/  Investment   Other  ----------------------
Name of Issuer               of Class     CUSIP        (x$1000)   PRN AMT  SH/PRN   Call  Discretion Managers    Sole    Shared None
--------------               --------  -----------     --------  --------  -------- ----  ---------- -------- ---------  ------ ----
Abitibi-Consolidated Inc       Common    003924107      283      35400      SH             SOLE               35400
Agnico-Eagle Mines             Common    O08474108      219      18200      SH             SOLE               18200
Amazon.com                     Common    O23135106      219      4500       SH             SOLE               4500
America Movil SA DECV          SPON ADR  02364W105      623      22800      SH             SOLE               22800
                                 LSHS
American Standard COS INC DEL  Common    029712106      242      2400       SH             SOLE               2400
AMERICAN TOWER CORP            CLA       029912201      791      73200      SH             SOLE               73200
American Woodmark Corp         Common    030506109      242      4400       SH             SOLE               4400
Apogee Enterprises             Common    O37598109      238      21000      SH             SOLE               21000
Arch Wireless Inc              Common    O39392709      555      55200      SH             SOLE               55200
Arrow Electronics              Common    O42735100      298      12700      SH             SOLE               12700
AT ROAD INC                    Common    04648K105      766      59600      SH             SOLE               59600
Barrick Gold                   Common    O67901108      203      9000       SH             SOLE               9000
Boeing                         Common    O97023105      404      9600       SH             SOLE               9600
BOSTON COMMUNICATIONS GROUP    Common    100582105      817      88000      SH             SOLE               88000
Bristol Myers Squibb           Common    110122108      314      11000      SH             SOLE               11000
Capital One Financial          Common    14040H105      275      4500       SH             SOLE               4500
Career Education Corp          Common    141665109      244      6100       SH             SOLE               6100
CDW Corp                       Common    12512N105      202      3500       SH             SOLE               3500
Celestica Inc                  Common    15101Q108      217      14400      SH             SOLE               14400
CH Robinson Worlwide           Common    12541W100      326      8600       SH             SOLE               8600
CHINA MOBILE HONG KONG LTD     Common    16941M109      748      50300      SH             SOLE               50300
CHINA UNICOM LTD               SPON ADR  16945R104      688      73500      SH             SOLE               73500
CNF Inc                        Common    12612W104      294      8700       SH             SOLE               8700
Coca Cola                      Common    191216100      314      6200       SH             SOLE               6200
Cognizant Technology Solution  Common    192446102      338      7400       SH             SOLE               7400
Compania de Minas Buenaventura Common    204448104      225      8400       SH             SOLE               8400
CROWN CASTLE INTL CORP         Common    228227104      653      59200      SH             SOLE               59200
Delphi Corp                    Common    247126105      278      27300      SH             SOLE               27300
Dynamex                        Common    26784F103      295      24600      SH             SOLE               24600
Ebay                           Common    278642103      252      3900       SH             SOLE               3900
EGL Inc                        Common    268484102      102      16500      SH             SOLE               16500
Elkcorp                        Common    287456107      238      8900       SH             SOLE               8900
EMS TECHNOLGIES INC            Common    26873N108      737      35900      SH             SOLE               35900
Expeditors Int'l of Wash       Common    302130109      294      7800       SH             SOLE               7800
Family Dollar Stores           Common    307000109      208      5800       SH             SOLE               5800
FEDEX CORP                     Common    31428X106      283      4200       SH             SOLE               4200
FINDWHAT.COM                   Common    317794105      221      11800      SH             SOLE               11800
Fomento Economico Mexicanos    Common    344419106      226      6500       SH             SOLE               6500
FORWARD AIR CORPORATION        Common    349853101      311      11300      SH             SOLE               11300
GRIFFON CORP                   Common    398433102      235      11600      SH             SOLE               11600
Grupo Televisa SA DE CV        SP ADR    40049J206      326      8400       SH             SOLE               8400
                               REP ORD
HUB GROUP INC                  CLA       443320106      286      13300      SH             SOLE               13300
HUNT JB TRANSPORT SERVICES INC Common    445658107      292      10800      SH             SOLE               10800
INCO Ltd                       Common    453258402      219      5500       SH             SOLE               5500
J2 GLOBAL COMMUNICATIONS INC   Common    46626E2O5      240      9700       SH             SOLE               9700
KIMBERLY CLARK CORP            Common    494368103      278      4700       SH             SOLE               4700
LENNOX INTL INC                Common    526107107      227      13600      SH             SOLE               13600
MARVEL ENTERPRISES INC         Common    57383M108      311      10700      SH             SOLE               10700
MASCO CORP                     Common    574599106      228      8300       SH             SOLE               8300
MASTEC INC                     Common    576323109      310      20900      SH             SOLE               20900
MEDIMMUNE INC                  Common    584699102      254      10000      SH             SOLE               10000
MERCURY INTERACTIVE CORP       Common    589405109      233      4800       SH             SOLE               4800
METLIFE INC                    Common    59156R108      276      8200       SH             SOLE               8200
MGM MIRAGE                     Common    552953101      274      7300       SH             SOLE               7300
MOBILE TELESYSTEMS OJSC        Common    607409109     1151      13900      SH             SOLE               13900
NCI BUILDING SYSTEMS INC       Common    628852105      311      13000      SH             SOLE               13000
NETOPIA INC                    Common    64114K104      201      13800      SH             SOLE               13800
NEXTEL COMMUNICATIONS INC      CLA       65332V103      879      31300      SH             SOLE               31300
NEXTEL PARTNERS INC            CLA       65333F107      788      58600      SH             SOLE               58600
NII HOLDINGS INC               CLB NEW   62913F201      694      9300       SH             SOLE               9300
PACER INTERNATIONAL INC TENN   Common    69373H106      291      14400      SH             SOLE               14400
PARKPLACE ENTERTAINMENT CORP   Common    700690100      278      25700      SH             SOLE               25700
PIXAR                          Common    725811103      229      3300       SH             SOLE               3300
POLARIS INDUSTRIES INC         Common    731068102      283      3200       SH             SOLE               3200
PRICE COMMUNICATIONS CORP      Common    741437305      773      56300      SH             SOLE               56300
PRUDENTIAL FINANCIAL INC       Common    744320102      272      6500       SH             SOLE               6500
ROYAL GOLD INC                 Common    780287108      209      10000      SH             SOLE               10000
RYDER SYSTEM INC               Common    783549108      294      8600       SH             SOLE               8600
SHAW GROUP INC                 Common    820280105      217      15900      SH             SOLE               15900
SIMPSON MANUFACTURING CO INC   Common    829073105      234      4600       SH             SOLE               4600
SK TELECOM CO LTD              SPON ADR  78440P108      815      43700      SH             SOLE               43700
SOHU.COM INC                   Common    83408W103      225      7500       SH             SOLE               7500
SPRINT CORP                    Common    852061100      279      17000      SH             SOLE               17000
STET HELLAS COMMUNICTNS        ADR       859823106      316      24300      SH             SOLE               24300
SUNTRUST BANKS INC             Common    867914103      279      3900       SH             SOLE               3900
SYNOPSYS INC                   Common    871607107      243      7200       SH             SOLE               7200
Telefonos de Mexico SA         SPON ADR  879403780      330      10000      SH             SOLE               10000
                               ORD L
TELEMIG CELLULAR Part SA       SPON ADR  87944E1O5      661      20600      SH             SOLE               20600
                               PFD
TELEPHONE & DATA SYSTEMS INC   Common    879433100      976      15600      SH             SOLE               15600
TENET HEALTHCARE CORP          Common    88033G100      278      17300      SH             SOLE               17300
TIME WARNER INC                Common    887317105      275      15300      SH             SOLE               15300
TREX INC                       Common    89531P105      224      5900       SH             SOLE               5900
TYCO INTERNATIONAL LTD NEW     Common    902124106      480      18100      SH             SOLE               18100
UNITED PARCEL SVC INC          CLB       911312106      298      4000       SH             SOLE               4000
UNIVERSAL FOREST PRODUCTS INC  Common    913543104      248      7700       SH             SOLE               7700
US BANCORP DEL                 Common    902973304      206      6900       SH             SOLE               6900
USG CORP NEW                   Common    903293405      245      14800      SH             SOLE               14800
VALERO ENERGY CORP NEW         Common    91913Y100      274      5900       SH             SOLE               5900
VODAFONE GROUP PLC NEW         SPON ADR  92857W100     1071      42800      SH             SOLE               42800
WESTERN WIRELESS CORP          CLA       95988E2O4      850      46300      SH             SOLE               46300
WIRELESS FACILITIES INC        Common    97653A103      890      59900      SH             SOLE               59900
YAHOO INC                      Common    984332106      208      4601       SH             SOLE               4601
YORK INTERNATIONAL CORP NEW    Common    986670107      217      5900       SH             SOLE               5900
